Financial instruments (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	May 16, 2018	Dec. 31, 2019	Dec. 31, 2018	May 31, 2018	Dec. 31, 2017
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Unrealized loss on forward contracts		$ (64.3)	$ (35.1)
Restricted cash		69.4	63.4		$ 39.1
Convertible Bonds [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Exercise price (in dollars per share)				$ 33.4815
Forward Contracts [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Forward liabilities		92.2	85.4
Unrealized loss on forward contracts		(64.3)	(35.1)
Forward assets		27.9	50.3
Restricted cash		65.0	37.9
Call Spread [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Unrealized loss on forward contracts		$ (0.5)	$ (25.7)
Call options purchased for number of shares (in shares)	10,453,612
Exercise price for call options purchased (in dollars per share)	$ 33.4815
Call options sold for number of shares (in shares)	10,453,612
Exercise price for call options sold (in dollars per share)	$ 42.6125
Call Spread [Member] | Convertible Bonds [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Convertible debt issued	$ 350.0
Percentage of in effective conversion premium		75.00%
Exercise price (in dollars per share)		$ 24.35
Maturity date		May 14, 2023